Financial Instruments And Risk Management - Financial Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Financial Assets Offsetting
Gross Assets	CAD 1,126	CAD 1,765
Gross Liabilities Offset	(1,052)	(1,610)
Net Amounts Presented	74	155
Trade receivables
Financial Assets Offsetting
Gross Assets	2,405	2,058
Gross Liabilities Offset	(1,252)	(946)
Net Amounts Presented	1,153	1,112
Financial assets
Financial Assets Offsetting
Gross Assets	3,531	3,823
Gross Liabilities Offset	(2,304)	(2,556)
Net Amounts Presented	CAD 1,227	CAD 1,267